Provisions - Summary of Provisions Reconciliation (Detail) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Provisions [Roll Forward]
Beginning balance	£ 577
Additional provision charge	83
Provisions released	(20)
Utilisation and other	(155)
Ending balance	485
PPI
Provisions [Roll Forward]
Beginning balance	189
Additional provision charge	0
Provisions released	0
Utilisation and other	(38)
Ending balance	151
Other products
Provisions [Roll Forward]
Beginning balance	25
Additional provision charge	0
Provisions released	(5)
Utilisation and other	0
Ending balance	20
FSCS And Bank Levy
Provisions [Roll Forward]
Beginning balance	48
Additional provision charge	0
Provisions released	0
Utilisation and other	(39)
Ending balance	9
Vacant Property
Provisions [Roll Forward]
Beginning balance	61
Additional provision charge	1
Provisions released	(2)
Utilisation and other	(7)
Ending balance	53
Off- balance sheet ECL
Provisions [Roll Forward]
Beginning balance	78
Additional provision charge	0
Provisions released	(5)
Utilisation and other	0
Ending balance	73
Regulatory and other
Provisions [Roll Forward]
Beginning balance	176
Additional provision charge	82
Provisions released	(8)
Utilisation and other	(71)
Ending balance	£ 179